Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 64,581	$ 137,637	$ 55,393
Accounts receivable, net of allowances of $373,332 at March 31, 2015 and $381,234 at December 31, 2014 and $640,456 at December 31, 2013	1,579,526	1,811,006	1,674,812
Inventories	1,630,017	1,724,507	1,714,081
Prepaid expenses and other current assets	250,560	270,263	225,152
Total current assets	3,524,684	3,943,413	3,669,438
Other assets	110,000	0
Equipment, net	66,852	67,142	51,025
Total assets	3,701,536	4,010,555	3,720,463
Current liabilities
Bank debt	468,871	840,585	318,318
Accounts payable	801,714	726,627	693,546
Accrued expenses	263,982	284,736	322,410
Total current liabilities	1,534,567	1,851,948	1,334,274
Total liabilities	1,534,567	1,851,948	1,334,274
Stockholders' equity
Common stock, $0.01 par value: Authorized - 25,000,000 shares; issued and outstanding - 7,995,204 shares at March 31, 2015 and 7,982,704 shares at December 31, 2013 and 2014	79,952	79,827	79,827
Additional paid-in capital	34,195,733	34,192,066	34,177,779
Accumulated deficit	(32,108,716)	(32,113,286)	(32,235,772)
Accumulated other comprehensive income (loss)		0	364,355
Total stockholders' equity	2,166,969	2,158,607	2,386,189
Total liabilities and stockholders' equity	$ 3,701,536	$ 4,010,555	$ 3,720,463